SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) Per Common Share (Details)	7 Months Ended
Dec. 31, 2020 shares
Warrant Liabilities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded since their inclusion would be anti-dilutive	3,968,333